Trade and other receivables - Components (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade receivables	$ 516	$ 823
Other receivables and prepayments	178	230
Related party receivables	40
Total trade and other current receivables	$ 734	$ 1,053